Taxes on income - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Gross [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Other	$ 6,943	$ 4,367
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	7,533	5,355
Deferred Tax Asset, Intangible Assets	592	724
Deferred Tax Assets, Goodwill	1,363	1,509
Deferred Tax Assets, Deferred Income	2,247	2,012
Deferred Tax Assets, Operating Loss Carryforwards	4,850	474
Deferred Tax Assets, Operating Lease Liability	4,209	1,754
Deferred Tax Assets, Property, Plant and Equipment	152	27
Capital Loss Carryforward	5,923	6,753
Deferred Tax Assets, Other	664	1,231
Deferred Tax Assets, Gross, Total	34,476	24,206
Deferred Tax Assets, Valuation Allowance	(5,823)	(7,133)
Deferred Tax Assets, Net of Valuation Allowance, Total	28,653	17,073
Deferred Tax Liabilities, Gross [Abstract]
Deferred Tax Liabilities, Deferred Expense	2,412	2,423
Deferred Tax Liability, Intangible Assets	17,601	0
Deferred Tax Liability, Goodwill	1,362	1,046
Deferred Tax Liabilities, Property, Plant and Equipment	1,291	641
Deferred Tax Liabilities, Leasing Arrangements	2,563	1,654
Deferred Tax Liabilities, Derivatives	205	53
Deferred Tax Liabilities, Other	2	149
Deferred Tax Liabilities, Gross, Total	25,536	6,001
Deferred Tax Assets, Net, Total	3,117	11,072
Deferred Tax Liabilities, Investments	$ 100	$ 35